Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($) Well Property	Dec. 31, 2020 ARS ($) Property	Dec. 31, 2019 ARS ($) Property
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells in progress | Well	19
Drilled wells | Well	15
Charged to exploratory expense | Well	5
Transferred to proved properties | Property	1
Net book value charged to Property, plant and equipment provisions	$ 134	$ 1,256	$ 48
Depreciation of property plant and equipment	267,686	171,452	145,894
Cost increases of short-term leases	1,003	599	2,109
Cost increases of variable charge of leases related to the underlying asset return/use	658	1,669	1,228
Capitalization of amortization of right-of-use assets	4,166	3,789	2,021
Capitalization of financial accretion for lease liabilities	$ 1,020	$ 967	$ 311
Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposal percentage	11.00%
Mineral Property, Wells and Related Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property | Property	36,541	34,801	22,343
Mineral Property, Wells and Related Equipment [member] | Loma de La Mina area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal	$ 14,559
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		$ 2,715
Cost [member] | Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		2,027
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		2,221
Accumulated depreciation [member] | Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		204
Hydrocarbon Wells Abandonmnet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase/(Decrease) of cost of Property, plant and equipment	3,349	(13,918)	$ 1,172
Depreciation of property plant and equipment	$ 3	$ 12,492	$ 4,664